Shareholders' equity - Dividends - Dividends per share (Details) - € / shares				1 Months Ended
	Jun. 04, 2020	May 19, 2020	Dec. 04, 2019	Feb. 29, 2020
Shareholders' equity [abstract]
Dividend declared with respect to fiscal year (in euros per share)		€ 0.50
Interim dividend per share, current year (in euros per share)			€ 0.30	€ 0.70
Dividend per share, balance for prior year (in euros per share)	€ 0.20